Financial Instruments - Schedule of Consolidated Long-Term Debt (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 9,892	$ 177,022	$ 11,379	$ 235,016
Later Than One Year and Not Later Than Two Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		30
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		10,175
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		26,948
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings		19,594
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,164	$ 120,275